Employee Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Reconciliation of Changes in Projected Benefit Obligations for our Non - U.S. and U.S. Plans
A reconciliation of the changes in projected benefit obligations (“PBO”) for our non-US
and US plans is as follows:

	Years Ended December 31,
	2020		2019
	Non-US	US	Non-US	US
Benefit obligation at beginning of year	$62,485	$240,249	$54,898	$210,944
Service cost	—	—	—	—
Interest cost	1,877	7,567	1,814	8,711
Actuarial loss (gain)	7,190	28,266	6,649	29,078
Plan amendments	104	—	—	—
Benefits paid	(2,261)	(8,024)	(2,821)	(7,201)
Settlements and curtailments	(3,751)	(1,968)	—	(1,283)
Foreign exchange rate changes	2,299	—	1,945	—

Benefit obligation at end of year	$67,943	$266,090	$62,485	$240,249

Reconciliation of Changes in Fair Value of Plan Assets
A reconciliation of the changes in fair value of plan assets is as follows:

	Years Ended December 31,
	2020		2019
	Non-US	US	Non-US	US
Fair value of plan assets at beginning of year	$76,429	$194,160	$68,597	$165,730
Actual return on plan assets	8,741	36,247	8,282	35,597
Employer contributions	—	2,002	—	1,317
Benefits paid	(2,261)	(8,024)	(2,821)	(7,201)
Settlement and curtailment	(3,751)	(1,968)	—	(1,283)
Foreign exchange rate changes	4,650	—	2,371	—

Fair value of plan assets at end of year	$83,808	$222,417	$76,429	$194,160

Funded Status of Plans	The funded status of the plans is as follows:

	Years Ended December 31,
	2020		2019
	Non-US	US	Non-US	US
Funded status	$15,865	$(43,673)	$13,944	$(46,089)

Schedule of Amounts Recognized in Balance Sheet
Amounts recognized in the Consolidated Balance Sheets consist of:

	Years Ended December 31,
	2020		2019
	Non-US	US	Non-US	US
Other assets (noncurrent)	$15,865	$—	$13,944	$—
Other liabilities (current)	—	(8,169)	—	(2,535)
Other liabilities (noncurrent)	—	(35,504)	—	(43,554)

Net amount recognized	$15,865	$(43,673)	$13,944	$(46,089)

Schedule of Amounts Recognized in Accumulated Other Comprehensive Loss
Amounts recognized in AOCI consist of:

	Years Ended December 31,
	2020		2019
	Non-US	US	Non-US	US
Net actuarial loss	$3,108	$47,094	$4,758	$46,420
Prior service cost	—	—	—	—
Deferred income tax asset	(558)	(9,890)	(787)	(9,748)

Accumulated other comprehensive loss	$2,550	$37,204	$3,971	$36,672

Schedule of Pension Costs
Pension
costs include the following components for the period from February 6 through September 30, 2021, the period from January 1 through February 5, 2021, the three months ended September 30, 2021 and the three and nine months ended September 30, 2020:

	Successor		Predecessor
	Three Months Ended September 30, 2021		Three Months Ended September 30, 2020
	Non-US	US	Non-US	US
Interest cost	$344	$1,634	$450	$1,892
Return on plan assets	(229)	(3,177)	(517)	(2,919)
Recognized net actuarial loss	—	—	3	716

Net pension benefit cost (gain)	$115	$(1,543)	$(64)	$(311)

	Successor		Predecessor
	Period From February 6, 2021 through September 30, 2021		Period From January 1, 2021 through February 5, 2021		Nine Months Ended September 30, 2020
	Non-US	US	Non-US	US	Non-US	US

Interest cost	$926	$4,358	$99	$621	$1,313	$5,676
Return on plan assets	(616)	(8,471)	(69)	(1,250)	(1,510)	(8,757)
Recognized net actuarial loss	—	—	1	282	7	2,149

Net pension benefit cost (gain)	$310	$(4,113)	$31	$(347)	$(190)	$(932)

Pension costs include the following components:

	Years Ended December 31,
	2020		2019		2018
	Non-US	US	Non-US	US	Non-US	US
Service cost	$—	$—	$—	$—	$—	$—
Interest cost	1,877	7,567	1,814	8,711	1,747	8,179
Return on plan assets	(1,649)	(11,676)	(2,471)	(10,313)	(2,762)	(11,914)
Amortization of prior service cost	10	—	10	—	—	—
Recognized net actuarial loss	—	2,866	—	2,771	—	1,642
Settlement and curtailment gains	9	154	—	(37)	—	135

Net pension benefit cost (gain)	$247	$(1,089)	$(647)	$1,132	$(1,015)	$(1,958)

Disaggregated Plan Information
Disaggregated information regarding our
non-US
and US plans is summarized below:

	Years Ended December 31,
	2020		2019
	Non-US	US	Non-US	US
Projected benefit obligation	$67,943	$266,090	$62,485	$240,249
Accumulated benefit obligation	67,943	266,090	62,485	240,249
Fair value of plan assets	83,808	222,417	76,429	194,160

Plans in which PBO Exceeded Fair Value

	Years Ended December 31,
	2020		2019
	Non-US	US	Non-US	US
Projected benefit obligation	$—	$266,090	$—	$240,249
Fair value of plan assets	—	222,417	—	194,160

Plans in which Accumulated Benefit Obligation Exceeded Fair Value of Plan Assets
The following table provides information related to those plans in which the accumulated benefit obligation (“ABO”) exceeded the fair value of plan assets at December 31, 2020 and 2019. The ABO is the actuarially computed present value of earned benefits based on service to date, but differs from the PBO in that it is based on current salary levels. Employees and alternate payees have no longer accrued future benefits under the plans since December 31, 2016.

	Years Ended December 31,
	2020		2019
	Non-US	US	Non-US	US
Accumulated benefit obligation	$—	$266,090	$—	$240,249
Fair value of plan assets	—	222,417	—	194,160

Defined Benefit Plans Key Assumptions
The key assumptions for the plans are summarized below:

	Years Ended December 31,
	2020		2019
	Non-US	US	Non-US	US
Weighted-average assumptions used to determine benefit obligations:
Discount Rate	1.40%	1.82%-2.60%	2.10%	2.56%-3.32%
Rate of compensation increase	N/A	N/A	N/A	N/A

	Years Ended December 31,
	2020		2019		2018
	Non-US	US	Non-US	US	Non-US	US
Weighted-average assumptions used to determine periodic benefit cost:
Discount Rate	2.10%	2.56%-3.32%	2.90%	3.65%-4.29%	2.60%	2.84%-3.66%
Expected long-term return on assets	2.90%	5.40%-6.30%	3.70%	5.40%-6.50%	3.70%	5.75%-6.50%
Rate of compensation increase	N/A	N/A	N/A	N/A	N/A	N/A

Actual Fair Values of Defined Benefit Plans
The actual fair values of the
non-US
plan are as follows:

	Year Ended December 31, 2020
		Estimated Fair Value Measurements
	Carrying Amount	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$5,405	$5,405	$—	$—
Equity securities:
International companies	4,179	4,179	—	—
Fixed income securities:
Corporate bonds	72,407	72,407	—	—
Other	1,817	1,817	—	—

Total	$83,808	$83,808	$—	$—

	Year Ended December 31, 2019
		Estimated Fair Value Measurements
	Carrying Amount	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$903	$903	$—	$—
Equity securities:
International companies	26,131	26,131	—	—
Fixed income securities:
Corporate bonds	49,395	49,395	—	—
Other	—	—	—	—

Total	$76,429	$76,429	$—	$—

The actual fair values of US plan assets are as follows:

	Year Ended December 31, 2020
		Estimated Fair Value Measurements
	Carrying Amount	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$1,727	$1,727	$—	$—
Equity securities:
United States	78,019	32,387	45,632	—
International	32,310	32,310	—	—
Fixed income securities:
Corporate bonds	83,645	82,669	976	—
Municipal bonds	—	—	—
Treasury bonds	26,716	26,716	—	—

Total	$222,417	$175,809	$46,608	$—

	Year Ended December 31, 2019
		Estimated Fair Value Measurements
	Carrying Amount	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$2,254	$2,254	$—	$—
Equity securities:
United States	60,422	21,502	38,920	—
International	23,470	23,470	—	—
Fixed income securities:
Corporate bonds	75,131	74,253	878	—
Municipal bonds	1,064	$—	$1,064
Treasury bonds	31,819	31,819	—	—

Total	$194,160	$153,298	$40,862	$—

Estimated Benefit Payments
The following table summarizes our estimated benefit payments at December 31, 2020:

	Payments by Period
	Total	2021	2022	2023	2024	2025	Thereafter
Estimated benefit payments
Non-US plans	$24,311	$2,071	$2,143	$2,218	$2,296	$2,376	$13,207
US plans	115,735	17,319	9,648	10,157	10,367	10,824	57,420

Total estimated benefit payments	$140,046	$19,390	$11,791	$12,375	$12,663	$13,200	$70,627